Note 6 - Deferred Charges, net 1	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Text Block]

6. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2024	$-
Additions	-
Amortization	-
Balance, December 31, 2024	$-
Additions	25,764
Amortization	(5,206)
Write-off and other movements	(2,201)
Balance, December 31 2025	$18,357

During the year ended December 31, 2025, two vessels underwent and completed their dry-docking and special surveys and one vessel was in the process of completing her dry-docking and special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.

Costamare Bulkers Holdings Limited Predecessor [Member]
Deferred Charges, net [Text Block]

6. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. During the period from January 1, 2025 to May 6, 2025, four vessels underwent and completed their dry-docking and special survey. During the year ended December 31, 2024, four vessels underwent and completed their dry-docking and special surveys. During the year ended December 31, 2023, eight vessels underwent and completed their dry-docking and special surveys and one was in the process of completing her dry-docking and special survey. The amortization of the dry-docking and special survey costs was $4,438, $6,282 and $2,337 for the years ended December 31, 2023 and 2024 and for the period from January 1, 2025 to May 6, 2025, respectively, and is separately reflected in the accompanying predecessor combined carve-out statements of operations.